Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	18.68
Maximum Aggregate Offering Price	$ 28,020,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,869.56
Offering Note	This Registration Statement on Form S-8 covers: (i) 1,500,000 shares of common stock, par value $0.01 per share, of Bridgewater Bancshares, Inc. (the "Registrant") issuable pursuant to the Bridgewater Bancshares, Inc. 2026 Equity Incentive Plan (the "2026 Plan"); and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares that become issuable under the 2026 Plan by reason of any future stock dividend, stock split or other similar transaction. Proposed maximum offering price per unit and maximum aggregate offering price are estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act on the basis of the average of the high and low sale prices of the Registrant's common stock as reported on the Nasdaq Capital Market on April 28, 2026.